Pay vs Performance Disclosure	3 Months Ended	9 Months Ended	12 Months Ended
	Mar. 25, 2022 USD ($)	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 29, 2023 $ / shares	Nov. 03, 2023 $ / shares	Jul. 27, 2023 $ / shares	Jul. 26, 2023 $ / shares	Feb. 28, 2023 $ / shares	Feb. 24, 2023 $ / shares	Feb. 22, 2023 $ / shares	Dec. 30, 2022 $ / shares	Jul. 26, 2022 $ / shares	Feb. 25, 2022 $ / shares	Feb. 24, 2022 $ / shares	Feb. 22, 2022 $ / shares	Jul. 26, 2021 $ / shares	Feb. 26, 2021 $ / shares	Feb. 25, 2021 $ / shares	Feb. 24, 2021 $ / shares	Feb. 22, 2021 $ / shares	Jul. 28, 2020 $ / shares	Jul. 27, 2020 $ / shares	Feb. 27, 2020 $ / shares	Feb. 26, 2020 $ / shares	Feb. 05, 2020 $ / shares	Dec. 31, 2019 $ / shares
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Table
The following summarizes the relationship between the executive compensation actually paid by the Company and the financial performance of Newmont over a four-year performance period.
YEAR	SUMMARY COMPENSATION TABLE TOTAL FOR PEO(1)	COMPENSATION ACTUALLY PAID TO PEO(1)	AVERAGE SUMMARY COMPENSATION TABLE FOR NON-PEO NEOS(2)	AVERAGE COMPENSATION ACTUALLY PAID TO NON-PEO NEOS(2)(3)	VALUE OF INITIAL FIXED $100 INVESTMENT BASED ON:		NET INCOME ($M)(5)	FCF ($M)(6)
					TOTAL SHARE- HOLDER RETURN	PEER GROUP TOTAL SHARE- HOLDER RETURN(4)
2023	$11,747,104	$1,125,000	$3,949,153	$1,569,024	$100.82	$156.39	$(2,467)	$88
2022	$13,654,538	$3,407,020	$3,904,167	$1,166,702	$113.19	$137.66	$(369)	$1,067
2021	$12,667,106	$15,415,524	$3,922,861	$3,707,302	$145.20	$150.22	$233	$2,613
2020	$12,202,285	$14,852,971	$4,943,217	$5,525,436	$138.96	$138.86	$2,791	$3,588
(1)
In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2023, 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2023, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna. In 2022, the Non-PEOs comprises Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese. In 2021, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gotesfeld, and Ms. Lipson. In 2020, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gotesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

(3)
Upon receiving clarified guidance for the 2024 PVP calculations regarding the treatment of transitioning PEOs, the 2022 values have been updated to remove prorations for PEOs that only served for a portion of the year. In the 2023 Newmont Proxy Statement, the average compensation for PEOs was determined prorating for time served in role, which has been corrected in the table above.

(4)
Peer Group TSR is market cap weighted, with the following peers (peers published in 2023 Newmont Annual report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US), and Kinross Gold Corp (KGC US). Newcrest, included in the peer group for 2020 to 2022, was removed for 2023 as a result of Newmont’s acquisition of Newcrest in 2023.

(5)
Represents Company Net Income as disclosed in respective year’s Newmont Annual Report.

(6)
Transitioning from reporting Adjusted EBITDA in the 2023 Proxy Statement to Free Cash Flow in the 2024 Proxy Statement.

Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(7)(8)(9)	PEO								OTHER NEO AVERAGE
	2023		2022		2021		2020		2023		2022		2021		2020
Summary Compensation Table Total	(+)	$11,747,104	(+)	$13,654,538	(+)	$12,667,106	(+)	$12,202,285	(+)	$3,949,153	(+)	$3,904,167	(+)	$3,922,861	(+)	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$8,896,322	(-)	$10,132,164	(-)	$8,566,067	(-)	$7,659,869	(-)	$2,899,811	(-)	$2,665,646	(-)	$2,287,820	(-)	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$7,410,447	(+)	$6,409,104	(+)	$10,094,687	(+)	$9,490,638	(+)	$2,021,753	(+)	$1,722,529	(+)	$2,696,083	(+)	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(-)	$6,203,785	(-)	$6,161,789	(+)	$3,757,541	(+)	$2,114,057	(-)	$757,830	(-)	$1,381,313	(+)	$672,482	(+)	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(-)	$3,262,797	(-)	$1,432,304	(-)	$2,698,509	(-)	$1,096,571	(-)	$835,620	(-)	$629,778	(-)	$1,357,393	(-)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$0	(-)	$0	(-)	$291,792	(-)	$0	(-)	$0	(-)	$0	(-)	$116,408	(-)	$0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$664,022	(+)	$806,513	(+)	$769,710	(+)	$305,363	(+)	$74,826	(+)	$124,336	(+)	$246,121	(+)	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$652,107	(-)	$66,595	(-)	$606,521	(-)	$602,107	(-)	$140,779	(-)	$31,278	(-)	$241,736	(-)	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$318,437	(+)	$329,717	(+)	$289,369	(+)	$99,175	(+)	$157,331	(+)	$123,685	(+)	$173,112	(+)	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Compensation Actually Paid		$1,125,000		$3,407,020		$15,415,524		$14,852,971		$1,569,024		$1,166,702		$3,707,302		$5,525,436
(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; December 31, 2020 = $59.89; and December 31, 2019 = $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96.

(8)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23; and for the 2022 to 2025 program 2022 fair value = $46.14 and 2023 fair value = $23.21; for the 2023 to 2026 program 2023 fair value = $37.27. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 29, 2023. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(9)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2023,2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, and Ms. Ovelmen for 2023, 2022, 2021, and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Company Selected Measure Name			FCF
Named Executive Officers, Footnote
(1)
In his capacity as Chief Executive Officer, Mr. Palmer is included as our PEO for 2023, 2022, 2021, and 2020. See the Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table below for additional details.

(2)
In 2023, the Non-PEO NEOs comprises Ms. Ovelmen, Ms. Viljoen, Mr. Atkinson, Mr. Toth, Mr. Tabolt, and Mr. Puna. In 2022, the Non-PEOs comprises Mr. Tabolt, Mr. Atkinson, Ms. Lipson, Mr. Toth, and Ms. Buese. In 2021, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Gotesfeld, and Ms. Lipson. In 2020, the Non-PEOs comprises Ms. Buese, Mr. Atkinson, Mr. Engel, and Mr. Gotesfeld. See Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table for additional details.

Peer Group Issuers, Footnote
(4)
Peer Group TSR is market cap weighted, with the following peers (peers published in 2023 Newmont Annual report): Agnico Eagle Mines Ltd (AEM US); Anglogold Ashanti Ltd (AU US); Freeport (FCX US), Gold Fields Ltd (GFI US); Barrick Gold Corp (GOLD US); Harmony Gold Mining Co Ltd (HMY US), and Kinross Gold Corp (KGC US). Newcrest, included in the peer group for 2020 to 2022, was removed for 2023 as a result of Newmont’s acquisition of Newcrest in 2023.

PEO Total Compensation Amount			$ 11,747,104	$ 13,654,538	$ 12,667,106	$ 12,202,285
PEO Actually Paid Compensation Amount			$ 1,125,000	3,407,020	15,415,524	14,852,971
Adjustment To PEO Compensation, Footnote
Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(7)(8)(9)	PEO								OTHER NEO AVERAGE
	2023		2022		2021		2020		2023		2022		2021		2020
Summary Compensation Table Total	(+)	$11,747,104	(+)	$13,654,538	(+)	$12,667,106	(+)	$12,202,285	(+)	$3,949,153	(+)	$3,904,167	(+)	$3,922,861	(+)	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$8,896,322	(-)	$10,132,164	(-)	$8,566,067	(-)	$7,659,869	(-)	$2,899,811	(-)	$2,665,646	(-)	$2,287,820	(-)	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$7,410,447	(+)	$6,409,104	(+)	$10,094,687	(+)	$9,490,638	(+)	$2,021,753	(+)	$1,722,529	(+)	$2,696,083	(+)	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(-)	$6,203,785	(-)	$6,161,789	(+)	$3,757,541	(+)	$2,114,057	(-)	$757,830	(-)	$1,381,313	(+)	$672,482	(+)	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(-)	$3,262,797	(-)	$1,432,304	(-)	$2,698,509	(-)	$1,096,571	(-)	$835,620	(-)	$629,778	(-)	$1,357,393	(-)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$0	(-)	$0	(-)	$291,792	(-)	$0	(-)	$0	(-)	$0	(-)	$116,408	(-)	$0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$664,022	(+)	$806,513	(+)	$769,710	(+)	$305,363	(+)	$74,826	(+)	$124,336	(+)	$246,121	(+)	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$652,107	(-)	$66,595	(-)	$606,521	(-)	$602,107	(-)	$140,779	(-)	$31,278	(-)	$241,736	(-)	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$318,437	(+)	$329,717	(+)	$289,369	(+)	$99,175	(+)	$157,331	(+)	$123,685	(+)	$173,112	(+)	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Compensation Actually Paid		$1,125,000		$3,407,020		$15,415,524		$14,852,971		$1,569,024		$1,166,702		$3,707,302		$5,525,436
(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; December 31, 2020 = $59.89; and December 31, 2019 = $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96.

(8)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23; and for the 2022 to 2025 program 2022 fair value = $46.14 and 2023 fair value = $23.21; for the 2023 to 2026 program 2023 fair value = $37.27. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 29, 2023. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(9)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2023,2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, and Ms. Ovelmen for 2023, 2022, 2021, and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Non-PEO NEO Average Total Compensation Amount			$ 3,949,153	3,904,167	3,922,861	4,943,217
Non-PEO NEO Average Compensation Actually Paid Amount			$ 1,569,024	1,166,702	3,707,302	5,525,436
Adjustment to Non-PEO NEO Compensation Footnote
Summary Compensation Table Total versus Compensation Actually Paid Reconciliation Table
ADJUSTMENTS(7)(8)(9)	PEO								OTHER NEO AVERAGE
	2023		2022		2021		2020		2023		2022		2021		2020
Summary Compensation Table Total	(+)	$11,747,104	(+)	$13,654,538	(+)	$12,667,106	(+)	$12,202,285	(+)	$3,949,153	(+)	$3,904,167	(+)	$3,922,861	(+)	$4,943,217
Deduction for amount reported in “Stock Awards” column of the Summary Compensation Table	(-)	$8,896,322	(-)	$10,132,164	(-)	$8,566,067	(-)	$7,659,869	(-)	$2,899,811	(-)	$2,665,646	(-)	$2,287,820	(-)	$2,639,891
Deduction for amounts reported in “Option Awards” column of the Summary Compensation Table	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0	(-)	$0
Addition of fair value at fiscal year (FY) end, of equity awards granted during the FY that remained outstanding	(+)	$7,410,447	(+)	$6,409,104	(+)	$10,094,687	(+)	$9,490,638	(+)	$2,021,753	(+)	$1,722,529	(+)	$2,696,083	(+)	$3,270,846
Addition of fair value at vesting date, of equity awards granted during the FY that vested during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Addition of change in fair value at FY end versus prior FY end for awards granted in prior FY that remained outstanding	(-)	$6,203,785	(-)	$6,161,789	(+)	$3,757,541	(+)	$2,114,057	(-)	$757,830	(-)	$1,381,313	(+)	$672,482	(+)	$1,179,673
Addition of change in fair value at vesting date versus prior FY end for awards granted in prior FY that vested during the FY	(-)	$3,262,797	(-)	$1,432,304	(-)	$2,698,509	(-)	$1,096,571	(-)	$835,620	(-)	$629,778	(-)	$1,357,393	(-)	$863,441
Deduction of the fair value at the prior FY end for awards granted in prior FY that failed to meet their vesting conditions	(-)	$0	(-)	$0	(-)	$291,792	(-)	$0	(-)	$0	(-)	$0	(-)	$116,408	(-)	$0
Addition in respect of any dividends or other earnings paid during applicable FY prior to vesting date of underlying award	(+)	$664,022	(+)	$806,513	(+)	$769,710	(+)	$305,363	(+)	$74,826	(+)	$124,336	(+)	$246,121	(+)	$163,566
Addition of incremental fair value of in respect of any options or SARS modified during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Deduction for values reported in the “Change in Pension Value and Nonqualified Deferred Compensation Earnings” column of the Summary Compensation Table	(-)	$652,107	(-)	$66,595	(-)	$606,521	(-)	$602,107	(-)	$140,779	(-)	$31,278	(-)	$241,736	(-)	$741,074
Addition for the Service Cost attributable to services rendered during the FY	(+)	$318,437	(+)	$329,717	(+)	$289,369	(+)	$99,175	(+)	$157,331	(+)	$123,685	(+)	$173,112	(+)	$212,540
Addition for the prior Service Cost in respect of a plan amendment or initiation during the FY	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0	(+)	$0
Compensation Actually Paid		$1,125,000		$3,407,020		$15,415,524		$14,852,971		$1,569,024		$1,166,702		$3,707,302		$5,525,436
(7)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for restricted stock units represents the sum of changes in fair value during the fiscal year. The fair market values at the end of the fiscal years were December 29, 2023 = $41.39; December 30, 2022 = $47.20; December 31,2021 = $62.02; December 31, 2020 = $59.89; and December 31, 2019 = $43.45. The restricted stock unit awards vest pro-ratably over three years. See the Compensation Discussion and Analysis for a description of this award and the rationale. The fair market values per share for restricted stock units on the following vest dates are as follows: 2/25/2020 = $50.07, 2/26/2020 = $49.17, 2/27/2020 = $48.30, 7/27/2020 = $69.20, 7/28/2020 = $68.23, 2/22/2021 = $57.12, 2/24/2021 = $56.76, 2/25/2021 = $56.63, 2/26/2021 = 55.01, 7/26/2021 = $60.59, 2/22/2022 = $67.67, 2/24/2022 = $67.90, 2/25/2022 = $67.07, 7/26/2022 = $44.59 (2020 Plan) and $45.81 (2013 Plan), 2/22/2023 = $45.17, 2/24/2023 = $43.58, 2/28/2023 = $43.34, 7/26/2023 = $43.61, 7/27/2023 = $43.45, 11/3/2023 = $37.96.

(8)
Equity valuations have been calculated in accordance with the requirements for Compensation Actually Paid. Adjustment for performance stock units represents the sum of changes in fair value during the fiscal year. The performance stock unit awards vest with a three-year cliff. Pursuant to ASC 718, the grant date fair value of Performance Stock Units (“PSU”) is determined by multiplying the target number of shares by a Monte Carlo calculation model which determined a grant date fair value for the 2017 to 2020 program, 2019 fair value = $52.21 and 2/27/2020 vest date fair market value = $48.30; 2018 to 2021 program, 2019 fair value = $40.89, 2020 fair value = $52.33, and 2/26/2021 vest date fair market value = $55.01; for the 2019 to 2022 program 2019 fair value = $47.24, 2020 fair value = $71.44, 2021 fair value = $98.67, and 2/25/2022 vest date fair market value = $67.07; for the 2020 to 2023 program 2020 fair value = $74.67, 2021 fair value = $107.46, 2022 fair value = $89.85, and 2/24/2023 vest date fair market value = $43.58; for the 2021 to 2024 program 2021 fair value = $80.06, 2022 fair value = $57.58, and 2023 fair value = $32.23; and for the 2022 to 2025 program 2022 fair value = $46.14 and 2023 fair value = $23.21; for the 2023 to 2026 program 2023 fair value = $37.27. The Monte Carlo model is further described in the Newmont’s Annual Report on Form 10-K for the year ended December 29, 2023. The maximum value of the Performance Stock Units is 200% of target. See the Compensation Discussion and Analysis for a description of this award and the rationale.

(9)
The total pension benefit adjustments for each applicable year includes the aggregate of two components: (i) the actuarially determined service cost for services rendered during the applicable year (“service cost”), and (ii) the entire cost of benefits granted in a plan amendment during the applicable year that are attributed by the benefit formula to services rendered in periods prior to the plan amendment (“prior service cost”), which was $0, in each case calculated in accordance with U.S. GAAP using the same methodologies the Company uses for its financial statements. Service cost for fiscal 2022 for the Qualified Plan was remeasured due to the settlement accounting required from the retiree annuity purchase on March 25, 2022. The discount rate used for determining the service cost reflected 3.03% from January 1, 2022, through March 25, 2022, and 4.09% from March 26, 2022 through December 31, 2022. The amount of service cost was $0 for Mr. Tabolt for 2023,2022, 2021, and 2020, Mr. Atkinson for 2021 and 2020, Mr. Toth for 2023, 2022, 2021, and 2020, Ms. Viljoen for 2023, 2022, 2021, and 2020, and Ms. Ovelmen for 2023, 2022, 2021, and 2020 due to ineligibility to participate in our Pension Plan and Pension Equalization Plan and be included in relevant census data for each respective year, based on the same methodologies that the Company uses to compute service cost for its financial statements under U.S. GAAP. All assumptions are consistent with those used in our preliminary expense letters issued for fiscal years 2020, 2021, and 2022 issued March 16, 2020, March 8, 2021, and February 24, 2022 and April 5, 2022, and January 31, 2023, respectively.

Compensation Actually Paid vs. Total Shareholder Return			Compensation Actually Paid versus Total Shareholder Return
Compensation Actually Paid vs. Net Income			Compensation Actually Paid versus Free Cash Flow and Net Income
Compensation Actually Paid vs. Company Selected Measure			Compensation Actually Paid versus Free Cash Flow and Net Income
Total Shareholder Return Vs Peer Group			Compensation Actually Paid versus Total Shareholder Return
Tabular List, Table
Tabular List of Financial Performance Measures
Absolute Total Shareholder Return (TSR)
Free Cash Flow
Relative Total Shareholder Return (rTSR)
(1)
Excludes Depreciation and amortization and Reclamation and remediation.

Total Shareholder Return Amount			$ 100.82	113.19	145.2	138.96
Peer Group Total Shareholder Return Amount			156.39	137.66	150.22	138.86
Net Income (Loss)			$ (2,467)	$ (369)	$ 233	$ 2,791
Company Selected Measure Amount			88	1,067	2,613	3,588
PEO Name			Mr. Palmer
Restricted Stock Units Per Share | $ / shares					$ 62.02	$ 59.89	$ 47.2	$ 37.96	$ 43.45	$ 43.61	$ 43.34	$ 43.58	$ 45.17	$ 41.39		$ 67.07	$ 67.9	$ 67.67	$ 60.59	$ 55.01	$ 56.63	$ 56.76	$ 57.12	$ 68.23	$ 69.2	$ 48.3	$ 49.17	$ 50.07	$ 43.45
Performance Stock Units Payout Per Share For 2017 to 2020 Program | $ / shares																										$ 48.3			52.21
Performance Stock Units Payout Per Share For 2018 to 2021 Program | $ / shares						52.33														$ 55.01									40.89
Performance Stock Units Payout Per Share For 2019 to 2022 Program | $ / shares					98.67	71.44										$ 67.07													$ 47.24
Performance Stock Units Payout Per Share For 2020 to 2023 Program | $ / shares		$ 89.85		$ 89.85	107.46	$ 74.67						$ 43.58
Performance Stock Units Payout Per Share For 2021 to 2024 Program | $ / shares		57.58	$ 32.23	57.58	$ 80.06
Performance Stock Units Payout Per Share For 2022 to 2025 Program | $ / shares		$ 46.14	23.21	$ 46.14
Performance Stock Units Payout Per Share For 2023 To 2026 Program | $ / shares			$ 37.27
Maximum Target in Performance Stock Units		200.00%		200.00%
Discount rate For The Service Cost	$ 3.03	$ 4.09
Measure:: 1
Pay vs Performance Disclosure
Name			Absolute Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name			Free Cash Flow
Non-GAAP Measure Description			(6) Transitioning from reporting Adjusted EBITDA in the 2023 Proxy Statement to Free Cash Flow in the 2024 Proxy Statement.
Measure:: 3
Pay vs Performance Disclosure
Name			Relative Total Shareholder Return (rTSR)
Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount				$ 0
2020 Plan [Member]
Pay vs Performance Disclosure
Restricted Stock Units Per Share | $ / shares															$ 44.59
2013 Plan [Member]
Pay vs Performance Disclosure
Restricted Stock Units Per Share | $ / shares															$ 45.81
Mr. Tabolt [Member]
Pay vs Performance Disclosure
Service Cost Amount			$ 0
Mr. Gottesfeld [Member]
Pay vs Performance Disclosure
Service Cost Amount				0
Mr. Engel [Member]
Pay vs Performance Disclosure
Service Cost Amount					$ 0	$ 0
PEO | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(8,896,322)	(10,132,164)	(8,566,067)	(7,659,869)
PEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			7,410,447	6,409,104	10,094,687	9,490,638
PEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(6,203,785)	(6,161,789)	3,757,541	2,114,057
PEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Granted In Prior Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(3,262,797)	(1,432,304)	(2,698,509)	(1,096,571)
PEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(291,792)	0
PEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			664,022	806,513	769,710	305,363
PEO | Fair Value Of In Respect Of Any Options Or S A R S Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
PEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(652,107)	(66,595)	(606,521)	(602,107)
PEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			318,437	329,717	289,369	99,175
PEO | Pension Adjustments Prior Service Cost Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Stock Awards Value In Compensation Table For The Applicable Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(2,899,811)	(2,665,646)	(2,287,820)	(2,639,891)
Non-PEO NEO | Option Awards Value In Compensation Table For The Applicable Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Equity Awards Adjustments Year End Fair Value Of Awards Granted In Current Year Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			2,021,753	1,722,529	2,696,083	3,270,846
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Awards Vested During Current Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change In Fair Value Of Outstanding And Unvested Awards Granted In Prior Fiscal Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(757,830)	(1,381,313)	672,482	1,179,673
Non-PEO NEO | Change In Fair Value As Of Vesting Date Of Prior Year Awards Granted In Prior Fiscal Year Vested During Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(835,620)	(629,778)	(1,357,393)	(863,441)
Non-PEO NEO | Adjustments For Equity Awards Failed To Meet Performance Conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	(116,408)	0
Non-PEO NEO | Dividends Or Other Earnings Paid On Equity Awards Not Otherwise Reflected In Fair Value [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			74,826	124,336	246,121	163,566
Non-PEO NEO | Fair Value Of In Respect Of Any Options Or S A R S Modified [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			0	0	0	0
Non-PEO NEO | Change in Pension Value and Nonqualified Deferred Compensation Earnings [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			(140,779)	(31,278)	(241,736)	(741,074)
Non-PEO NEO | Pension Adjustments Service Cost [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			157,331	123,685	173,112	212,540
Non-PEO NEO | Pension Adjustments Prior Service Cost Member
Pay vs Performance Disclosure
Adjustment to Compensation, Amount			$ 0	$ 0	$ 0	$ 0